Financial income and expenses - Additional Information (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Detailed Information About Finance Income Expense [Abstract]
Realised gain loss from foreign currency forward contracts	€ 30	€ 1,200
Unrealised gain loss from foreign currency forward contracts	€ 900	€ 900